Drilling rigs (Tables)	12 Months Ended
Dec. 31, 2017
Drilling Rigs [Abstract]
Schedule of drilling rigs	Drilling rigs

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Cost	4,139.8	4,128.2
Accumulated depreciation	(1,814.3)	(1,599.4)
Net book value	2,325.5	2,528.8